UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09891
BNY Mellon Opportunity Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
9/30
Date of reporting period:
3/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon Natural Resources Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class A – DNLAX
This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.15%*
*	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,219	48	49.89%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Materials
44.8%
Energy
43.8%
Consumer Staples
5.6%
Industrials
3.6%
Investment Companies
2.0%
Net Other Assets and Liabilities
0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6006SA0326

BNY Mellon Natural Resources Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class C – DLDCX
This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	1.87%*
*	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,219	48	49.89%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6008SA0326

BNY Mellon Natural Resources Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class I – DLDRX
This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.92%*
*	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,219	48	49.89%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6009SA0326

BNY Mellon Natural Resources Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class Y – DLDYX
This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.80%*
*	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,219	48	49.89%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0007SA0326

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Natural Resources Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026

Class	Ticker
A	DNLAX
C	DLDCX
I	DLDRX
Y	DLDYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Natural Resources Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8%
Agricultural & Farm Machinery — 2.7%
CNH Industrial NV	2,228,114	24,509,254
Deere & Co.	15,226	8,576,806
		33,086,060
Agricultural Products & Services — 5.6%
Archer-Daniels-Midland Co.	358,597	26,066,416
Bunge Global SA	230,572	29,328,758
Darling Ingredients, Inc. (a)	216,253	13,375,248
		68,770,422
Aluminum — 2.4%
Alcoa Corp.	182,117	12,079,821
Norsk Hydro ASA	1,630,622	17,290,090
		29,369,911
Coal & Consumable Fuels — .8%
Cameco Corp.	88,589	9,621,651
Commodity Chemicals — .9%
Methanex Corp.	191,159	11,381,607
Construction Machinery & Heavy Trucks — .9%
Caterpillar, Inc.	16,058	11,376,451
Construction Materials — 1.0%
CRH PLC	112,649	11,841,663
Copper — 4.6%
Capstone Copper Corp. (a)	1,034,108	7,797,996
Freeport-McMoRan, Inc.	810,710	47,653,534
		55,451,530
Diversified Metals & Mining — 6.8%
Anglo American PLC	535,689	22,758,597
Hudbay Minerals, Inc.	449,754	9,399,858
Rio Tinto PLC	429,139	39,889,228
Teck Resources Ltd., Cl. B	215,325	11,143,069
		83,190,752
Fertilizers & Agricultural Chemicals — 7.1%
CF Industries Holdings, Inc.	85,985	11,164,292
Corteva, Inc.	441,036	36,919,124
Nutrien Ltd.	512,213	38,651,593
		86,735,009
Gold — 11.5%
Agnico Eagle Mines Ltd.	215,065	43,653,894
Alamos Gold, Inc., Cl. A	476,715	21,180,447
Newmont Corp.	444,175	48,081,944
Royal Gold, Inc.	104,964	26,712,288
		139,628,573
Integrated Oil & Gas — 16.4%
BP PLC	7,435,679	58,612,360
Exxon Mobil Corp.	339,176	57,544,600
Occidental Petroleum Corp.	92,150	5,989,750
Shell PLC	474,954	22,178,837
Suncor Energy, Inc.	842,435	55,693,378
		200,018,925

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Oil & Gas Equipment & Services — 4.8%
SLB Ltd.	1,033,536	53,113,415
Weatherford International PLC	61,412	5,808,347
		58,921,762
Oil & Gas Exploration & Production — 16.2%
Antero Resources Corp. (a)	675,139	28,652,899
ConocoPhillips	415,306	54,820,392
Diamondback Energy, Inc.	235,981	46,674,682
EQT Corp.	226,205	14,395,686
Expand Energy Corp.	242,138	26,581,910
Permian Resources Corp., Cl. A	1,224,435	26,104,954
		197,230,523
Oil & Gas Refining & Marketing — 5.6%
Marathon Petroleum Corp.	98,988	24,170,890
Phillips 66	159,999	29,148,618
Valero Energy Corp.	59,656	14,739,804
		68,059,312
Paper & Plastic Packaging Products & Materials — 5.4%
International Paper Co.	939,642	33,545,220
Packaging Corp. of America	154,005	32,682,941
		66,228,161
Precious Metals & Minerals — 1.1%
Impala Platinum Holdings Ltd., ADR (b)	494,869	7,284,472
Valterra Platinum Ltd.	77,647	6,418,895
		13,703,367
Steel — 4.0%
ArcelorMittal SA (b)	603,063	31,347,215
Nucor Corp.	99,034	16,746,649
		48,093,864
Total Equity Securities - Common Stocks (cost $891,830,888)		1,192,709,543

1-Day Yield (%)
Investment Companies — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $23,859,769)	3.72	23,859,769	23,859,769

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 0.0%
Registered Investment Companies — 0.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $680,577)	3.72	680,577	680,577
Total Investments (cost $916,371,234)		99.8%	1,217,249,889
Cash and Receivables (Net)		.2%	2,096,127
Net Assets		100.0%	1,219,346,016

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $725,880 and the value of the collateral was $680,577, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2025	Purchases ($)†	Sales ($)	Value ($) 3/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	4,902,580	140,001,209	(121,044,020)	23,859,769	183,760
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	13,138,326	255,408,603	(267,866,352)	680,577	47,964††
Total - 2.0%	18,040,906	395,409,812	(388,910,372)	24,540,346	231,724

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $725,880)—Note 1(c):
Unaffiliated issuers	891,830,888	1,192,709,543
Affiliated issuers	24,540,346	24,540,346
Cash denominated in foreign currency	269,965	259,700
Receivable for investment securities sold		9,621,176
Receivable for shares of Beneficial Interest subscribed		3,227,846
Dividends and securities lending income receivable		2,197,270
Tax reclaim receivable—Note 1(b)		267,384
Prepaid expenses		52,271
		1,232,875,536
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		826,803
Payable for investment securities purchased		9,452,518
Payable for shares of Beneficial Interest redeemed		2,281,414
Liability for securities on loan—Note 1(c)		680,577
Trustees’ fees and expenses payable		5,147
Other accrued expenses		283,061
		13,529,520
Net Assets ($)		1,219,346,016
Composition of Net Assets ($):
Paid-in capital		828,518,661
Total distributable earnings (loss)		390,827,355
Net Assets ($)		1,219,346,016

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	129,965,136	16,689,633	982,738,752	89,952,495
Shares Outstanding	2,209,782	321,316	16,042,732	1,467,070
Net Asset Value Per Share ($)	58.81	51.94	61.26	61.31
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $416,245 foreign taxes withheld at source):
Unaffiliated issuers	11,968,623
Affiliated issuers	183,760
Affiliated income net of rebates from securities lending—Note 1(c)	47,964
Total Income	12,200,347
Expenses:
Management fee—Note 3(a)	3,926,780
Shareholder servicing costs—Note 3(c)	792,599
Professional fees	54,797
Distribution plan fees—Note 3(b)	54,328
Registration fees	46,731
Prospectus and shareholders’ reports	35,119
Trustees’ fees and expenses—Note 3(d)	21,832
Chief Compliance Officer fees—Note 3(c)	17,983
Loan commitment fees—Note 2	10,504
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Custodian fees—Note 3(c)	8,377
Interest expense—Note 2	1,472
Miscellaneous	12,648
Total Expenses	4,993,170
Net Investment Income	7,207,177
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	116,755,717
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	185,031,595
Net Realized and Unrealized Gain (Loss) on Investments	301,787,312
Net Increase in Net Assets Resulting from Operations	308,994,489
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations ($):
Net investment income	7,207,177	18,010,285
Net realized gain (loss) on investments	116,755,717	17,123,679
Net change in unrealized appreciation (depreciation) on investments	185,031,595	(45,655,968)
Net Increase (Decrease) in Net Assets Resulting from Operations	308,994,489	(10,522,004)
Distributions ($):
Distributions to shareholders:
Class A	(2,397,345)	(9,548,955)
Class C	(239,481)	(1,713,466)
Class I	(18,632,460)	(75,690,334)
Class Y	(1,532,028)	(3,288,335)
Total Distributions	(22,801,314)	(90,241,090)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	7,457,913	32,141,345
Class C	1,261,712	2,650,620
Class I	93,832,277	327,701,791
Class Y	21,936,586	26,691,755
Distributions reinvested:
Class A	2,240,203	8,497,190
Class C	207,790	1,277,009
Class I	17,282,007	68,718,707
Class Y	1,465,951	3,072,010
Cost of shares redeemed:
Class A	(21,460,355)	(72,294,155)
Class C	(2,897,396)	(14,433,312)
Class I	(168,431,443)	(681,824,890)
Class Y	(12,323,890)	(22,310,991)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(59,428,645)	(320,112,921)
Total Increase (Decrease) in Net Assets	226,764,530	(420,876,015)
Net Assets ($):
Beginning of Period	992,581,486	1,413,457,501
End of Period	1,219,346,016	992,581,486

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	142,033	746,654
Shares issued for distributions reinvested	48,343	191,853
Shares redeemed	(443,342)	(1,694,206)
Net Increase (Decrease) in Shares Outstanding	(252,966)	(755,699)
Class C(a)
Shares sold	27,247	69,945
Shares issued for distributions reinvested	5,066	32,511
Shares redeemed	(68,049)	(388,521)
Net Increase (Decrease) in Shares Outstanding	(35,736)	(286,065)
Class I
Shares sold	1,754,647	7,431,972
Shares issued for distributions reinvested	358,325	1,491,939
Shares redeemed	(3,288,591)	(15,459,123)
Net Increase (Decrease) in Shares Outstanding	(1,175,619)	(6,535,212)
Class Y
Shares sold	406,532	612,876
Shares issued for distributions reinvested	30,376	66,652
Shares redeemed	(240,887)	(489,088)
Net Increase (Decrease) in Shares Outstanding	196,021	190,440

(a)	During the period ended September 30, 2025, 156 Class C shares representing $5,865 were automatically converted to 138 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	45.03	47.73	52.38	47.45	39.02	25.18
Investment Operations:
Net investment income(a)	.29	.58	.46	.73	.86	.45
Net realized and unrealized gain (loss) on investments	14.53	(.14 )	.50	9.10	9.63	13.67
Total from Investment Operations	14.82	.44	.96	9.83	10.49	14.12
Distributions:
Dividends from net investment income	(1.04)	(.52 )	(1.04)	(.68 )	(.49 )	(.28 )
Dividends from net realized gain on investments	-	(2.62)	(4.57)	(4.22)	(1.57)	-
Total Distributions	(1.04)	(3.14)	(5.61)	(4.90)	(2.06)	(.28 )
Net asset value, end of period	58.81	45.03	47.73	52.38	47.45	39.02
Total Return (%)(b)	33.52 (c)	1.01	3.42	20.99	28.32	56.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15 (d)	1.16	1.16	1.15	1.14	1.20
Ratio of net expenses to average net assets	1.15 (d)	1.16 (e)	1.16 (e)	1.15 (e)	1.14	1.20
Ratio of net investment income to average net assets	1.18 (d)	1.35 (e)	.98 (e)	1.41 (e)	1.75	1.28
Portfolio Turnover Rate	49.89 (c)	95.86	103.94	89.32	76.19	99.02
Net Assets, end of period ($ x 1,000)	129,965	110,895	153,631	179,911	172,540	83,204

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	39.71	42.44	47.23	43.21	35.73	23.15
Investment Operations:
Net investment income(a)	.10	.24	.12	.31	.43	.17
Net realized and unrealized gain (loss) on investments	12.84	(.14 )	.41	8.28	8.86	12.59
Total from Investment Operations	12.94	.10	.53	8.59	9.29	12.76
Distributions:
Dividends from net investment income	(.71 )	(.21 )	(.75 )	(.35 )	(.24 )	(.18 )
Dividends from net realized gain on investments	-	(2.62)	(4.57)	(4.22)	(1.57)	-
Total Distributions	(.71 )	(2.83)	(5.32)	(4.57)	(1.81)	(.18 )
Net asset value, end of period	51.94	39.71	42.44	47.23	43.21	35.73
Total Return (%)(b)	33.06 (c)	.30	2.71	20.11	27.37	55.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87 (d)	1.87	1.87	1.87	1.87	1.91
Ratio of net expenses to average net assets	1.87 (d)	1.87 (e)	1.87 (e)	1.87 (e)	1.87	1.91
Ratio of net investment income to average net assets	.46 (d)	.64 (e)	.27 (e)	.67 (e)	.96	.52
Portfolio Turnover Rate	49.89 (c)	95.86	103.94	89.32	76.19	99.02
Net Assets, end of period ($ x 1,000)	16,690	14,179	27,294	34,465	26,796	15,790

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	46.91	49.63	54.25	48.96	40.19	25.92
Investment Operations:
Net investment income(a)	.37	.70	.64	.88	.97	.53
Net realized and unrealized gain (loss) on investments	15.13	(.14 )	.50	9.40	9.93	14.10
Total from Investment Operations	15.50	.56	1.14	10.28	10.90	14.63
Distributions:
Dividends from net investment income	(1.15)	(.66 )	(1.19)	(.77 )	(.56 )	(.36 )
Dividends from net realized gain on investments	-	(2.62)	(4.57)	(4.22)	(1.57)	-
Total Distributions	(1.15)	(3.28)	(5.76)	(4.99)	(2.13)	(.36 )
Net asset value, end of period	61.26	46.91	49.63	54.25	48.96	40.19
Total Return (%)	33.69 (b)	1.24	3.71	21.27	28.58	56.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92 (c)	.93	.89	.90	.91	.96
Ratio of net expenses to average net assets	.92 (c)	.93 (d)	.89 (d)	.90 (d)	.91	.96
Ratio of net investment income to average net assets	1.41 (c)	1.58 (d)	1.30 (d)	1.65 (d)	1.94	1.48
Portfolio Turnover Rate	49.89 (b)	95.86	103.94	89.32	76.19	99.02
Net Assets, end of period ($ x 1,000)	982,739	807,772	1,178,834	963,187	633,212	355,451

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	47.00	49.69	54.33	49.02	40.23	25.94
Investment Operations:
Net investment income(a)	.40	.75	.67	.93	1.10	.61
Net realized and unrealized gain (loss) on investments	15.13	(.12 )	.51	9.41	9.85	14.07
Total from Investment Operations	15.53	.63	1.18	10.34	10.95	14.68
Distributions:
Dividends from net investment income	(1.22)	(.70 )	(1.25)	(.81 )	(.59 )	(.39 )
Dividends from net realized gain on investments	-	(2.62)	(4.57)	(4.22)	(1.57)	-
Total Distributions	(1.22)	(3.32)	(5.82)	(5.03)	(2.16)	(.39 )
Net asset value, end of period	61.31	47.00	49.69	54.33	49.02	40.23
Total Return (%)	33.75 (b)	1.37	3.80	21.40	28.73	57.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80 (c)	.80	.80	.80	.82	.85
Ratio of net expenses to average net assets	.80 (c)	.80 (d)	.80 (d)	.80 (d)	.82	.85
Ratio of net investment income to average net assets	1.53 (c)	1.70 (d)	1.36 (d)	1.74 (d)	2.16	1.63
Portfolio Turnover Rate	49.89 (b)	95.86	103.94	89.32	76.19	99.02
Net Assets, end of period ($ x 1,000)	89,952	59,736	53,699	58,418	47,674	16,205

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Natural Resources Fund (the “fund”), is the sole series of BNY Mellon Opportunity Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect, wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,025,561,536	167,148,007††	—	1,192,709,543
Investment Companies	24,540,346	—	—	24,540,346
	1,050,101,882	167,148,007	—	1,217,249,889

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2026, BNY earned $6,538 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	725,880
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(680,577)†
Net amount	45,303

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
At March 31, 2026, the market value of the collateral was 93.8% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan.See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Natural Resources Sector Risk: Investments in the natural resources and related sectors may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.
Securities of companies within specific natural resources sectors can perform differently than the overall market.  This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector.  Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2025 were as follows: ordinary income $29,649,486 and long-term capital gains $60,591,604. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2026, the fund was charged $1,472 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2026 was approximately $59,341 with a related weighted average annualized interest rate of 4.97%. As of March 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended March 31, 2026, the Distributor retained $702 from commissions earned on sales of the fund’s Class A shares and $719 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended March 31, 2026, Class C shares were charged $54,328 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended March 31, 2026, Class A and Class C shares were charged $142,957 and $18,109, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
fees are related to fund subscriptions and redemptions. During the period ended March 31, 2026, the fund was charged $13,736 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2026, the fund was charged $8,377 pursuant to the custody agreement.
During the period ended March 31, 2026, the fund was charged $17,983 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended March 31, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $747,787, Distribution Plan fees of $10,105, Shareholder Services Plan fees of $30,239, Custodian fees of $10,682, Chief Compliance Officer fees of $9,417, Transfer Agent fees of $6,906 and shareholder and regulatory reports service fees of $11,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2026, amounted to $522,749,197 and $614,633,837, respectively.
At March 31, 2026, accumulated net unrealized appreciation on investments was $300,878,655, consisting of $307,615,257 gross unrealized appreciation and $6,736,602 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $39,815.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6006NCSRSA0326

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 21, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)